Note 10 - Deposits (Details) - Deposits (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Checking accounts, including noninterest bearing deposits of $22,570 and $25,538 in 2012 and 2011, respectively		$ 131,826	$ 137,078
Money market accounts		40,818	42,033
Savings accounts		30,664	27,904
Certificates of deposit		251,743	291,566
Total	$ 455,456	$ 455,051	$ 498,581